[NATIONAL ASSET MANAGEMENT CORE EQUITY FUND LOGO]



                                   PROSPECTUS
                               DATED JUNE 1, 1999
                                  SUPPLEMENTED
                                  MARCH 6, 2000




National Asset Management Core Equity Fund is a core equity fund designed for individual and institutional investors. The Fund seeks to provide investors with high total investment return.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED ON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS
                                TABLE OF CONTENTS

An Overview of the Fund.....................................................   2
Fees and Expenses...........................................................   3
Investment Objectives, Principal Investment Strategies and Related Risks....   4
Investment Advisor..........................................................   5
Shareholder Information.....................................................   7
Distributions and Taxes.....................................................  10

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AN OVERVIEW OF THE FUND

The goal of the Fund is to earn high total investment return. This consists of capital appreciation and current income.

The Fund primarily invests in common stocks of large and middle capitalization U.S. companies ("core"companies). The Advisor stresses a blend of growth and value securities by utilizing its multiple attribute philosophy and process. Our multiple attribute philosophy and process is investing in different styles of stocks. The Advisor strives to posture the portfolio to be in sync with equity trends in various economic environments.

PRINCIPAL RISKS OF INVESTING IN NATIONAL ASSET MANAGEMENT CORE EQUITY FUND

There is the risk that you could lose money on your investment in the National Asset Management Core Equity Fund. This could happen if any of the following events happen:

*    The stock market goes down

*    Interest rates go up which can result in a decline in the equity market

* Large and medium capitalization stocks fall out of favor with the stock market

* Stocks in the Fund's portfolio do not increase their earnings at the rate anticipated

WHO MAY WANT TO INVEST IN NATIONAL ASSET MANAGEMENT CORE EQUITY FUND

The Fund may be appropriate for investors who:

*    Are pursuing a long-term goal such as retirement

* Want to diversify their investment portfolio by investing in a mutual fund that emphasizes investments in core companies

*    Want to reduce the volatility of a pure growth or value style of investing

* Are willing to accept higher short-term risk along with higher potential for long-term total return

The Fund may not be appropriate for investors who:

*    Are pursuing a short-term goal or investing emergency reserves

* Wish to have the equity portion of their portfolio invested in stocks other than core U.S. companies

PROSPECTUS                             2
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                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
   (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases
   (as a percentage of offering price)..............................       None
Maximum deferred sales charge (load)
   (as a percentage of the lower of original purchase
   price or redemption proceeds)....................................       None

ANNUAL FUND OPERATING EXPENSES*
(expenses that are deducted from Fund assets)
Management Fees.....................................................       0.50%
Distribution and Service (12b-1) Fees...............................        None
Other Expenses......................................................       2.00%
                                                                         ------
Total Annual Fund Operating Expenses................................       2.50%
Fee Reduction and/or Expense Reimbursement..........................     (1.55)%
                                                                         ------

Net Expenses........................................................       0.95%
                                                                         ======

----------
* Other Expenses are estimated for the first fiscal year of the Fund. The Advisor has contractually agreed to reduce its fees and/or pay expenses of the Fund to ensure that Total Annual Fund Operating Expenses will not exceed 0.95%. This contract's term is indefinite and may be terminated only by the Board of Trustees. If the Advisor does waive any of its fees or pay Fund expenses, the Fund may reimburse the Advisor in future years.

EXAMPLE

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under the assumptions, your costs would be:

   One Year........................................................  $  97

   Three Years.....................................................  $ 302

                                       3                              PROSPECTUS

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

The Fund's investment goal is to provide investors with high total investment return by using a combination of different equity styles to diversify the portfolio. The Advisor calls this approach to investing in different types of stocks multiple attribute diversification. High total investment return consists of capital appreciation and current income.

Under normal market conditions, the Fund will invest at least 65% of its assets in the equity securities generally considered to be core holdings. A company's market capitalization is the total market value of its outstanding common stock. The Fund considers core holdings to be large and medium size companies with a market capitalization of over $1 billion.

The Advisor examines both growth and value attributes in the selection of securities so that the portfolio may benefit from the current economic environment. To determine which style of investing to focus on, the Advisor utilizes the following indicators:

* Fundamental indicators, which focus on economic momentum, S&P 500 earnings and interest rates

* Valuation indicators, which include comparisons of value versus growth stocks, focusing on price-to-sales ratios and price-to-earnings trends

* Technical indicators which include an analysis of the relative strength between value versus growth and high versus low quality trends

The Fund will normally invest in the following three types of equity securities:

* Growth Securities. Common stocks that meet the Advisor's criteria for five-year annual earnings-per-share growth rates. These securities must also exhibit no decline in the normalized annual earnings-per-share rate during the last five years

* Securities with low price-to-earnings ratios. The Advisor defines these securities as those common stocks with price-to-earnings ratios below the average of the companies included in the S&P 500 Index

* Securities that pay high dividends. Common stocks that pay dividends at a rate above the average of the companies included in the S&P 500 Index

The Advisor utilizes a systematic, disciplined investment process when selecting individual securities. This includes:

*    Screening a database for liquidity and the criteria listed above

*    Scoring  each  issue  emphasizing  fundamental,   valuation  and  technical
     indicators

PROSPECTUS                             4

* Security analysis that further evaluates the company and the stock. This includes an analysis of company fundamentals such as earnings, profitability and management; valuation such as price/earnings, price/book and yield; and technical analysis emphasizing individual stock price trends.

Under normal market conditions, the Fund will stay fully invested in stocks. However, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic or political conditions. This may result in the Fund not achieving its investment objective.

In keeping with its investment approach, the Advisor does not anticipate frequent buying and selling of securities. This means that the Fund should have a low rate of portfolio turnover and the potential to be a tax efficient investment. This should result in the realization and distribution to shareholders of lower capital gains, which would be considered tax efficient. The anticipated lack of frequent trading also leads to lower transaction costs, which could help to improve performance.

During the Fund's initial period of operations and during times when the Fund experiences periods of heavy cash in-flows from shareholders purchasing Fund shares, the Fund may not be fully invested in securities as described in this prospectus, but rather, partially invested in cash and cash equivalents.

SPECIFIC RISKS OF INVESTING IN THE NATIONAL ASSET MANAGEMENT CORE EQUITY FUND

The principal risks of investing in the Fund that may adversely affect the Fund's net asset value or total return are discussed above in "Principal risks of investing in National Asset Management Core Equity Fund." Risks which are characteristic of equity investing are MARKET RISK, the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole; MANAGEMENT RISK, the risk that a strategy used by the Advisor may not produce the intended result; and VALUATION RISK, the risk that the markets may not place the expected value on a particular stock holding.

INVESTMENT ADVISOR

National Asset Management Corporation is the investment advisor to the Fund. The investment advisor's address is 400 West Market Street, Suite 2500, Louisville, KY 40202. As of December 31, 1999, the investment advisor manages over $13 billion in assets for institutional investors and other mutual funds. The investment advisor provides advice on buying and selling securities for the Fund.

                                       5                              PROSPECTUS

The investment advisor also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund. For its services, the Fund pays the investment advisor a monthly management fee based upon the average daily net assets of the Fund at the annual rate of 0.50%.

The  Advisors's   Investment   Management  Group,  a  committee  of  experienced
investment professionals, each of whom has the Chartered Financial Analyst designation, will be responsible for the day-to-day management of the Fund.

ADVISOR INVESTMENT RETURNS

Set forth in the table below are certain performance data provided by the Advisor relating to its individually managed equity accounts. All of these accounts have substantially the same investment objective as the Fund and were managed using substantially similar investment strategies and techniques as those contemplated for use by the Fund. The Investment Management Group for these accounts will also manage the Fund. The results presented are not intended to predict or suggest the return to be experienced by the Fund or the return an investor might achieve by investing in the Fund.

Results may differ because of, among other things, differences in brokerage commissions paid, account expenses, including investment advisory fees (which expenses and fees may be higher for the Fund than for the accounts), the size of positions taken in relation to account size, diversification of securities, timing of purchases and sales, timing of cash additions and withdrawals, the private character of the composite accounts compared with the public character of the Fund, and the tax-exempt status of some of the account holders compared with shareholders in the Fund. Investors should be aware that the use of different methods of determining performance might have adversely affected the performance figures shown below.

Investors should not rely on the following performance data as an indication of future performance of the Advisor or the Fund. The different methods of determining performance as described in the prior paragraph could result in lower returns for the Fund than for the Advisor's individually managed equity accounts.

    ADVISOR'S EQUITY COMPOSITE                  AVERAGE ANNUAL TOTAL RETURN
     FOR PERIOD ENDED 12/31/99                  COMPOSITE           S&P 500
     -------------------------                  ---------           -------

           One Year                               21.4%              21.0%

           Three Years                            30.2%              27.5%

           Five Years                             30.5%              28.5%

           Ten Years                              19.7%              18.2%

PROSPECTUS                             6

1.  Results  account for both income and capital  appreciation  or  depreciation
(total return). Returns are dollar weighted and net of commissions and management fees. The composite represents all discretionary accounts that do not have material restrictions. Discretionary accounts with material restrictions were omitted from the composite because such accounts would not have been managed using substantially similar investment strategies and techniques as those contemplated by the Fund. The composite complies with the Association for Investment Management and Research (AIMR) standards with a Level I and Level II verification. The verification was performed by Crowe, Chizek and Company LLP, independent public accountants.

2. Investors should note that the Fund will compute and disclose its average annual total return using the standard formula required by SEC rules, which differs from returns calculated under the method noted above. The SEC total return calculation method requires that the Fund compute and disclose an average annual compounded rate of return for one, five and ten year periods or shorter periods from inception. The calculation provides a rate of return from a hypothetical initial investment of $1,000 to an ending value as if shares were redeemed at the end of the period. The formula requires that returns to be shown for the Fund will be net of Fund advisory fees and all other portfolio operating expenses.

The S&P 500 Composite Stock Price Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy. Indexes do not incur expenses and are not available for investment.

SHAREHOLDER INFORMATION

HOW TO BUY SHARES

There are several ways to purchase shares of the Fund. An Application Form, which accompanies this Prospectus, is used if you send money directly to the Fund by mail or by wire. If you have questions about how to invest, or about how to complete the Application Form, please call National Asset Management at 1-877-626-3863. You may also buy shares of the Fund through your financial representative. After your account is open, you may add to it at any time.

You may open a Fund account with $500,000. You may add to your account at any time with $5,000. The minimum investment requirements may be waived from time to time by the Fund.

BY MAIL. You may send money to the Fund by mail. All purchases by check should be in U.S. dollars. Third party checks and cash will not be accepted. If you wish to invest by mail, simply complete the Application Form and mail it with a check (made payable to the National Asset Management Core Equity Fund) to the Fund at the following address:

                                       7                              PROSPECTUS

National Asset Management Core Equity Fund
P.O. Box 641265
Cincinnati, OH 45264-1265

BY WIRE. If you are making an initial investment in the Fund by wire, before you wire funds, you should call the Transfer Agent, America Data Services, at (800) 385-7003 to advise them that you are making an investment by wire. The Transfer Agent will provide an account number for you and will ask for your name and the dollar amount you are investing. You will then receive your account number and an order confirmation number. You should then complete the Fund account application included with the prospectus. Include the date and the order confirmation number on the Account Application and mail the completed Account Application to the address at the top of the Account Application. Your bank should transmit immediately available funds by wire in your name to:

Firstar Bank , N.A.
ABA #0420-001-3
DDA#821-601-689
Attn: National Asset Management Core Equity Fund
Account name (shareholder name)
Shareholder account number

If you are making a subsequent purchase, your bank should wire funds as indicated above. Before each wire purchase, you should be sure to notify the Transfer Agent. It is essential that your bank include complete information about your account in all wire instructions. If you have questions about how to invest by wire, you may call the Transfer Agent. Your bank may charge you a fee for sending a wire to the Fund.

THROUGH  FINANCIAL  ADVISORS.  You may buy and sell  shares of the Fund  through certain brokers (and their agents, together "brokers") that have made arrangements with the Fund. An order placed with such a broker is treated as if it were placed directly with the Fund, and will be executed at the next share price calculated by the Fund. Your shares will be held in a pooled account in the broker's name, and the broker will maintain your individual ownership information. The Fund may pay the broker for maintaining these records as well as providing other shareholder services. In addition, the broker may charge you a fee for handling your order. The broker is responsible for processing your order correctly and promptly, keeping you advised of the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectus.

HOW TO SELL SHARES

You may sell (redeem) your Fund shares on any day the New York Stock Exchange ("NYSE") is open for business either directly to the Fund or through your investment representative.

REDEMPTIONS BY MAIL. You may redeem your shares by simply sending a written request to the Fund. You should give your account number

PROSPECTUS                             8
and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear in the account registration. You should send your redemption request to the Transfer Agent at the following address:

National Asset Management Core Equity Fund
150 Motor Parkway, Suite 109
Hauppauge, NY 11788

Payment of your redemption proceeds will normally be made promptly, but no later than seven days after the receipt of a written request that meets the requirements described above. If you did not purchase your shares with a certified check, the Fund may delay payment of your redemption proceeds until your check has cleared, which may take up to 15 days.

REDEMPTION BY TELEPHONE. If you complete the Redemption by Telephone portion of the Fund's Application Form, you may redeem some or all of your shares by telephone. You may redeem your shares on any day the NYSE is open by calling the Fund's Shareholder Servicing Agent at (800) 385-7003 before 4:00 p.m., Eastern time. Redemption proceeds will be mailed on the next business day. If you request, your redemption proceeds will be wired on the next business day to the bank account you have designated on the Application Form. The minimum amount that may be wired is $1,000. Wire charges, if any, will be deducted from your redemption proceeds. You may not use the telephone redemption for retirement accounts.

When you establish telephone privileges, you are authorizing the Fund and its Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Application Form. Such persons may request that the shares in your account be redeemed.

Before executing an instruction received by telephone, the Fund and the Transfer Agent will use procedures to confirm that the telephone instructions are genuine. These procedures will include recording the telephone call and asking the caller for a form of personal identification. If the Fund and the Transfer Agent follow these procedures, they will not be liable for any loss, expense, or cost arising out of any telephone redemption or exchange request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request.

You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this should occur, you may make your redemption request in writing.

OTHER REDEMPTION INFORMATION. Certain redemption requests require that the signature or signatures on the account will have to be guaranteed. Call the Transfer Agent at 1-800-385-7003 for further details. If shares were purchased by wire, they cannot be redeemed until the day after the Application Form is received.

                                       9                              PROSPECTUS

If shares were purchased by check and then redeemed shortly after the check is received, the Fund may delay sending the redemption proceeds until it has been notified that the check used to purchase the shares has been collected, a process which may take up to 15 days. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission.

The Fund may redeem the shares in your account if the value of your account is less than $5,000 as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $5,000 before the Fund makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $5,000 before the Fund takes any action.

The Fund has the right to pay redemption proceeds in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that the Fund would do so except in unusual circumstances.

PRICING OF FUND SHARES

The price of Fund shares is based on the Fund's net asset value. The net asset value of the Fund's shares is determined by dividing the Fund's assets, minus its liabilities, by the number of shares outstanding. The Fund's assets are the market value of securities held in its portfolio, plus any cash and other assets. The Fund's liabilities are fees and expenses it owes. The number of Fund shares outstanding is the amount of shares which have been issued to shareholders. The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the net asset value next calculated after your order is received and accepted.

The net asset value of the Fund's shares is determined as of the close of regular trading on the NYSE. This is normally 4:00 p.m., Eastern time. Fund shares will not be priced on days that the NYSE is closed for trading.

DISTRIBUTIONS AND TAXES

The Fund will make distributions of dividends and capital gains, if any, annually, usually after the end of the year. Because of its investment strategies, the Fund expects that its distributions will consist of both capital gains and dividends.

You can choose from three distribution options: (1) reinvest all distributions in additional Fund shares; (2) receive distributions from net investment income in cash while reinvesting capital gains distributions in additional Fund shares; or (3) receive all distributions in cash. If you wish to change your distribution option, write to the Transfer Agent before the payment of the distribution. If you do not select an option when you open your

                                      10                              PROSPECTUS
account, all distributions will be reinvested in Fund shares. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the quarter in which the reinvestment occurs.

If a check representing a Fund distribution is not cashed within a specified period, the Transfer Agent will notify you that you have the option of requesting another check or reinvesting the distribution in the Fund. If the Transfer Agent does not receive your election, the distribution will be reinvested in the Fund. Similarly, if the Fund or the Transfer Agent sends you correspondence returned as "undeliverable," distributions will automatically be reinvested in the Fund.

TAX CONSEQUENCES

Dividends are taxable to you as ordinary income. The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

If you sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

                                      11                              PROSPECTUS

                   NATIONAL ASSET MANAGEMENT CORE EQUITY FUND,
                        A SERIES OF ADVISORS SERIES TRUST

For investors who want more information about the Fund, the following document is available free upon request:

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund and is incorporated into this prospectus.

You can get free copies of the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

                   National Asset Management Core Equity Fund
                       400 West Market Street, Suite 2500
                              Louisville, KY 40202
                                 1-877-626-3863

You can review and copy information including the Fund's SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330. You can get text-only copies for a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-6009 or by calling 1-800-SEC-0330 or free of charge from the Commission's Internet website at www.sec.gov.

                                          The Fund's SEC File Number is 811-0959